BUSINESS ACQUISITION (Schedule Purchase Price) (Details) - Trucker Path Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Consideration	$ 7,616
Fair value of the 29% equity interests:
Carrying amount	5,587
Gain on re-measurement of fair value of noncontrolling equity investment	(2,903)
Total	$ 10,300